SCHEDULE OF RELATED PARTY TRANSACTION (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Related Party Transaction [Line Items]
TioStone Environmental Limited	$ 4,369,185	$ 5,291,295	$ 2,771,574
Related Party [Member]
Related Party Transaction [Line Items]
TioStone Environmental Limited	2,770,190	4,996,725	2,436,184
Rental income from subleases of factory and office	525,705	523,406	455,779
Tailor Recycled Aggregates (HK) Limited	116,004		35,202
Accounting fee	24,954	20,066	3,585
Allowance for expected credit loss for trade receivables	129,460	11,796
Related Party [Member] | TioStone Environmental Limited [Member]
Related Party Transaction [Line Items]
TioStone Environmental Limited	2,244,485	4,473,319	1,980,405
Rental income from subleases of factory and office	18,453	3,079
Tailor Recycled Aggregates (HK) Limited	83,628	514,170	495,341
TioStone Environmental Limited	25,914	253,889	108,999
Allowance for expected credit loss for trade receivables	106,484	(6,774)
Related Party [Member] | CS TECH Solution Limited [Member]
Related Party Transaction [Line Items]
Rental income from subleases of factory and office	9,226	88,132	34,083
Accounting fee		4,618	3,585
CS TECH Solution Limited	5,648
Allowance for expected credit loss for trade receivables	22,914	18,570
Related Party [Member] | Greenspace Ventures Limited [Member]
Related Party Transaction [Line Items]
Rental income from subleases of factory and office	9,226	1,540
Related Party [Member] | Tailor Recycled Aggregates HK Limited [Member]
Related Party Transaction [Line Items]
Rental income from subleases of factory and office	488,800	430,655	421,696
Tailor Recycled Aggregates (HK) Limited	116,004
Tailor Recycled Aggregates (HK) Limited		15,394
Tailor Recycled Aggregates (HK) Limited			17,556
Related Party [Member] | Sky Sun Trading Limited [Member]
Related Party Transaction [Line Items]
Sky Sun Trading Limited	92,263	15,394
Sky Sun Trading Limited	272
Related Party [Member] | TioStone Holdings Limited [Member]
Related Party Transaction [Line Items]
Tailor Recycled Aggregates (HK) Limited	109,646	101,402	77,792
Accounting fee	24,954	15,448
Related Party [Member] | Tailor Recycled Aggregates (HK) Limited [Member]
Related Party Transaction [Line Items]
Allowance for expected credit loss for trade receivables	$ 62